Debt - Debt for Apache and Subsidiaries (Parenthetical) (Detail) - Unsecured Debt [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
5.625% notes due 2017 [Member]
Debt Instrument [Line Items]
Notes interest rate	5.625%	5.625%
Debt maturity year	2017	2017
1.75% Notes Due 2017 [Member]
Debt Instrument [Line Items]
Notes interest rate	1.75%	1.75%
Debt maturity year	2017	2017
6.9% notes due 2018 [Member]
Debt Instrument [Line Items]
Notes interest rate	6.90%	6.90%
Debt maturity year	2018	2018
7.0% notes due 2018 [Member]
Debt Instrument [Line Items]
Notes interest rate	7.00%	7.00%
Debt maturity year	2018	2018
7.625% notes due 2019 [Member]
Debt Instrument [Line Items]
Notes interest rate	7.625%	7.625%
Debt maturity year	2019	2019
3.625% notes due 2021 [Member]
Debt Instrument [Line Items]
Notes interest rate	3.625%	3.625%
Debt maturity year	2021	2021
3.25% notes due 2022 [Member]
Debt Instrument [Line Items]
Notes interest rate	3.25%	3.25%
Debt maturity year	2022	2022
2.625% notes due 2023 [Member]
Debt Instrument [Line Items]
Notes interest rate	2.625%	2.625%
Debt maturity year	2023	2023
7.7% notes due 2026 [Member]
Debt Instrument [Line Items]
Notes interest rate	7.70%	7.70%
Debt maturity year	2026	2026
7.95% notes due 2026 [Member]
Debt Instrument [Line Items]
Notes interest rate	7.95%	7.95%
Debt maturity year	2026	2026
6.0% notes due 2037 [Member]
Debt Instrument [Line Items]
Notes interest rate	6.00%	6.00%
Debt maturity year	2037	2037
5.1% notes due 2040 [Member]
Debt Instrument [Line Items]
Notes interest rate	5.10%	5.10%
Debt maturity year	2040	2040
5.25% notes due 2042 [Member]
Debt Instrument [Line Items]
Notes interest rate	5.25%	5.25%
Debt maturity year	2042	2042
4.75% notes due 2043 [Member]
Debt Instrument [Line Items]
Notes interest rate	4.75%	4.75%
Debt maturity year	2043	2043
4.25% notes due 2044 [Member]
Debt Instrument [Line Items]
Notes interest rate	4.25%	4.25%
Debt maturity year	2044	2044
7.375% debentures due 2047 [Member]
Debt Instrument [Line Items]
Notes interest rate	7.375%	7.375%
Debt maturity year	2047	2047
7.625% debentures due 2096 [Member]
Debt Instrument [Line Items]
Notes interest rate	7.625%	7.625%
Debt maturity year	2096	2096
Notes due In 2016 and 2017 [Member]
Debt Instrument [Line Items]
Debt maturity year	2016	2017
Apache finance Canada 7.75% notes due 2029 [Member]
Debt Instrument [Line Items]
Notes interest rate	7.75%	7.75%
Debt maturity year	2029	2029